Property, Equipment And Improvements (Tables)	12 Months Ended
Dec. 31, 2012
Property Equipment And Improvements Tables
Schedule of property, equipment and improvements

The following are the details of the property, equipment and improvements at December 31, 2012 and 2011:

	2012	2011
Furniture and fixtures	$143,497	$143,497
Leasehold Improvements	49,696	49,696
Equipment	205,643	205,643
Computers and software	26,628	26,628

Less accumulated depreciation	(407,661)	(389,233)
	$17,803	$36,231